Borrowings	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Borrowings [Abstract]
Borrowings

Note 20. Borrowings

	Consolidated
	December 2024	June 2024
	$	$
Current liabilities
Loan – Director(i)	5,086	5,086
Loan from associated entities(ii)	156,434	156,066
Shareholder Loans(iii)	2,221,726	1,923,000
Convertible notes payable(iv)	2,590,425	—
Debt discount(v)	(1,090,893)	—
	3,882,778	2,084,152
Non-current liabilities
Loan from Director (term – 5 years, interest free)	13,550	13,550
Convertible notes payable(iv)	—	1,745,897
	13,550	1,759,447
	3,896,328	3,843,599

Loans from Directors

(i)     This is unsecured and interest free loan with no maturity terms provided by directors of the Company.

Loan from associated entities

(ii)    During the previous financial years ended 30 June 2021 and 30 June 2020, the Company received unsecured loans from Nutrition DNA and Domalina Unit Trust. These loans have a maturity term of 5 years, and 0.5% interest per annum. Nutrition DNA and Domalina Unit Trust are entities associated with Nathan Givoni and Simon Szewach directors of the Company

Shareholder loans

(iii)   On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders). Under the loan agreement, the Company received loans amounting to $1,493,445, at an interest rate of 12% per annum. The loans had an original maturity term of 18-months and were expected to be mature on 15 July 2023.

As part of the loan agreement, the Company issued 63,807 fully paid ordinary shares, valued at $373,903 to the Lending Shareholders on 28 February 2022. The issuance of shares was recognised as transaction cost associated with the loan agreement.

The Company has recognised the shareholders loans initially at fair value of $1,119,542 (being the amounts received, net of transaction costs) and subsequently carried at amortised cost using an effective interest method.

On 3 January 2023, the shareholders loans were extended for an additional 12 months at an interest rate of 12% maturing on 15 July 2024. As at 30 June 2024, the shareholders loans were reclassified from non-current to current during as their repayment date is less than 12 months after 30 June 2024.

Subsequent to 30 June 2024, the Company and the lending shareholders agreed to extend the loan maturity until 31 December 2025.

The table below shows the movement of Shareholder loans during the respective periods.

	Consolidated
	December 2024	June 2024
	$	$
Opening Shareholder Loan balance	1,923,000	1,463,650
Interest accrued during the year*	298,726	459,350
	2,221,726	1,923,000

*        Interest accrued represent the six months interest accrued as at 31 December 2024 and twelve months interest accrued as at 30 June 2024.

Convertible notes

(iv)   On 5 May 2023 the directors received Board approval to issue up to $1,000,000 in $1 unsecured convertible notes redeemable on 31 December 2025, an interest rate of 12% and a conversion discount of 12%. On a Liquidity event, or at least 90 days prior to Maturity, each Noteholder may elect to either Convert their Notes or redeem for Australian cash repayment. If the Noteholder elects to Convert, the number of fully paid ordinary shares to be issued in satisfaction of the Convertible Notes will be determined by the market value being, determined as;

•        in the case of a Listing, the price per Share set for the underlying securities that are offered for issue as part of the Listing;

•        in the case of a Sale Event, the price per Share set for the underlying securities that are to be sold as part of the Sale Event; and

•        in the case of a Qualifying Transaction, the price per Share set for the underlying securities that are to be issued as part of the Qualifying Transaction

•        of which the Noteholder has a conversion discount of 12% to the determined market value.

The convertible note balance as at 31 December 2024 comprises of convertible note funds received $ 747,262, accrued interest $97,266.

Since the year ended June 30, 2023, the Company has issued the following additional convertible notes (on the same terms and conditions as the previous convertible notes);

•        September 2023, $25,000

•        October 2023, $150,000

The total amount raised from the convertible note issue was $1,004,889, over the Board approved amount of $1,000,000, due to the impact of movements in exchange rates. The issue has now been fully subscribed and was closed in October 2023.

On 2 February 2024, the Board of Directors approved the issuance of convertible notes (the “February 2024 Convertible Note”) to raise up to AUD$400,000. Each February 2024 Convertible Note shall have a face value of AUD$1, an annual interest rate of 6% and have a maturity date of 31 December 2025. On 26 March 2024, the Company closed the February 2024 Convertible Note offering, raising AUD$357,338.

On 27 May 2024, the Board of Directors approved the issuance of convertible notes (the “May 2024 Convertible Note”) to raise up to AUD$1,000,000. Each May 2024 Convertible Note had a face value of AUD$1, an annual interest rate of 6% and have a maturity date of 31 December 2025. As at 30 June 2024, the Company had received proceeds of AUD$250,000 through the issuance of the May 2024 Convertible Notes.

Each holder of Convertible Note may, on a Liquidity event, or at least 90 days prior to Maturity, may elect to either Convert their Notes or redeem for Australian cash repayment. If the Noteholder elects to Convert, the number of fully paid ordinary shares to be issued in satisfaction of the Convertible Notes will be determined by the market value being, determined as;

•        in the case of a Listing, the price per Share set for the underlying securities that are offered for issue as part of the Listing;

•        in the case of a Sale Event, the price per Share set for the underlying securities that are to be sold as part of the Sale Event; and

•        in the case of a Qualifying Transaction, the price per Share set for the underlying securities that are to be issued as part of the Qualifying Transaction of which the Noteholder has a conversion discount of 22% to the determined market value.

The table below shows the movement of Convertible Notes during the respective periods.

	Consolidated
	December 2024	June 2024
	$	$
Opening convertible note balance	1,745,897	839,115
Convertible notes issued – received in cash	747,262	855,834
Convertible notes issued – accrued (owing)	—	(73,954)
Interest accrued	97,266	124,902
	2,590,425	1,745,897

The table below shows the movement of Debt discount on Convertible Notes during the respective periods.

	Consolidated
	December 2024	June 2024
	$	$
Opening convertible note Debt discount balance	—	—
Debt discount on convertible notes recognised during the period	1,279,184	—
Amortisation of discount on convertible notes during the period	(188,291)	—
	1,090,893	—

There was no repayment of interest or loans/convertible notes during the period ended 31 December 2024 (30 June 2024: Nil).

Embedded derivative on convertible notes

(v)    In accordance with the policy noted in Note 3, when the Company’s shares attained a trading stock price upon the completion of the IPO and listing of the Company’s shares, the Company valued and separately accounted for the derivative embedded within convertible notes issued by the Company.

The embedded derivative was valued using a Black-Scholes valuation model as at the Company’s IPO date with following key assumptions:

•        Company stock price on measurement date: $4.46

•        Risk free rate: 4.29%

•        Term: 1.17 years

•        Volatility: 79%

This calculation produced an estimated fair value of the embedded derivative of $1,279,184, which was accounted for as a liability as the conversion terms of the notes do not always result in a conversion of a fixed dollar amount of liability for a fixed number of shares. The difference between the face value of the notes and their liability component following the classification of the embedded derivative as a liability was accounted for as a debt discount, which will be amortised as finance costs across the life of the notes.

Note 23. Borrowings

	Consolidated
	30 June 2024	30 June 2023
	$	$
Current liabilities
Loans from Directors (i)	5,086	5,086
Loan from associated entities (ii)	156,066	—
Shareholder Loans (iii)	1,923,000	—
	2,084,152	5,086

Non-current liabilities
Loan from Director (term – 5 years, interest free)	13,550	13,550
Loan from associated entities (ii)	—	155,304
Shareholder loans (iv)	—	1,463,650
Convertible notes payable (v)	1,745,897	839,115
	1,759,447	2,471,619
	3,843,599	2,476,705

Loans from Directors

(i) These are unsecured and interest free loans with no maturity terms provided by directors of the Company.

Loan from associated entities

(ii) During the previous financial years ended 30 June 2021 and 30 June 2020, the Company received unsecured loans from Nutrition DNA and Domalina Unit Trust. These loans have a maturity term of 5 years, and 0.5% interest p.a. Nutrition DNA and Domalina Unit Trust are entities associated with Nathan Givoni and Simon H. Szewach directors of the Company.

Shareholder loans — 2024

(iii) On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders). Under the loan agreement, the Company received loans amounting to $1,493,445, at an interest rate of 12% per annum. The loans had an original maturity term of 18-month and expected to be mature on 15 July 2023.

As part of the loan agreement, the Company issued 63,807 fully paid ordinary shares, valued at $373,903 to the Lending Shareholders on 28 February 2022. The issuance of shares was recognised as transaction cost associated with the loan agreement.

The Company has recognised the shareholders loans initially at fair value of $1,119,542 (being the amounts received, net of transaction costs) and subsequently carried at amortised cost using an effective interest method.

On 3 January 2023, the shareholders loans were extended for an additional 12 months at an interest rate of 12% maturing on 15 July 2024. As at 30 June 2024, the shareholders loans have been reclassified from non-current to current during as their repayment date is less than 12 months after 30 June 2024.

Subsequent to 30 June 2024, the Company and the lending shareholders agreed to extend the loan maturity until 31 December 2025.

Shareholder loans — 2023

(iv) On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders) for $1,493,445 received during January and February 2022, at an interest rate of 12% per annum for an 18 month term maturing on 15 July, 2023.

These loan agreements are compound financial instruments with both debt and equity components. The loans include an equity component of $373,903 comprising of 63,807 fully paid ordinary shares to be issued to the Lending Shareholders.

63,807 shares were determined based on shares equivalent to $1.00 for every $4.00 of principal loaned to the Company, as agreed in the loan agreements. These have been recognised as equity on inception of the loans. The shares were to be issued within 90 days of the loan being advanced with a deemed issue price of $5.86 per fully paid ordinary share, being the pre-dilution price and were issued on April 28, 2022. The Consolidated Entity has recognised the shareholders loans initially at fair value of $1,119,542, net of the equity component of $373,903 and subsequently carried at amortised cost using an effective interest method. On January 3, 2023, the loans were extended for an additional 12 months at an interest rate of 12% maturing on 15 July 2024. These extensions constitute a substantial modification per IFRS 9, and therefore the original liability is derecognised on modification date, and the new liability for the extended loans is recognised at fair value, discounted using an appropriate discount rate.

The resulting gain on the modification of the liability is recognised in the profit and loss.

The table below shows the movement of Shareholder loans during the respective periods.

	Consolidated
	30 June 2024	30 June 2023
	$	$
Opening Shareholder Loan balance	1,463,650	1,292,450
Interest accrued prior to modification	—	193,735
Shareholder Loan balance at date of modification (January 3, 2023)	—	1,486,185
Balance derecognised upon modification	—	(1,486,185)
New Fair Value Shareholder Loan Balance post modification	—	1,263,504
Interest accrued post modification	459,350	200,146
	1,923,000	1,463,650

Convertible notes

(v) On 5 May 2023 the directors received Board approval to issue up to $1,000,000 in $1 unsecured convertible notes redeemable on 31 December 2025, an interest rate of 12% and a conversion discount of 12%. On a Liquidity event, or at least 90 days prior to Maturity, each Noteholder may elect to either Convert their Notes or redeem for Australian cash repayment. If the Noteholder elects to Convert, the number of fully paid ordinary shares to be issued in satisfaction of the Convertible Notes will be determined by the market value being, determined as;

•        in the case of a Listing, the price per Share set for the underlying securities that are offered for issue as part of the Listing;

•        in the case of a Sale Event, the price per Share set for the underlying securities that are to be sold as part of the Sale Event; and

•        in the case of a Qualifying Transaction, the price per Share set for the underlying securities that are to be issued as part of the Qualifying Transaction

•        of which the Noteholder has a conversion discount of 12% to the determined market value.

The convertible note balance as at 30 June, 2023 comprises of convertible note funds received $755,935, accrued interest $9,226 and convertible amounts committed but received after the year end 30 June 2023 of $73,954.

Since the year ended June 30, 2023, the Company has issued the following additional convertible notes (on the same terms and conditions as the previous convertible notes);

•        September 2023, $25,000

•        October 2023, $150,000

The total amount raised from the convertible note issue was $1,004,889, over the Board approved amount of $1,000,000, due to the impact of movements in exchange rates. The issue has now been fully subscribed and was closed in October 2023.

On 2 February 2024, the Board of Directors approved the issuance of convertible notes (the “February 2024 Convertible Note”) to raise up to AUD$400,000. Each February 2024 Convertible Note shall have a face value of AUD$1, an annual interest rate of 6% and have a maturity date of 31 December 2025. On 26 March 2024, the Company closed the February 2024 Convertible Note offering, raising AUD$357,338.

On 27 May 2024, the Board of Directors approved the issuance of convertible notes (the “May 2024 Convertible Note”) to raise up to AUD$1,000,000. Each May 2024 Convertible Note had a face value of AUD$1, an annual interest rate of 6% and have a maturity date of 31 December 2025. As at 30 June 2024, the Company had received proceeds of AUD$250,000 through the issuance of the May 2024 Convertible Notes.

Each holder of Convertible Note may, on a Liquidity event, or at least 90 days prior to Maturity, may elect to either Convert their Notes or redeem for Australian cash repayment. If the Noteholder elects to Convert, the number of fully paid ordinary shares to be issued in satisfaction of the Convertible Notes will be determined by the market value being, determined as;

•        in the case of a Listing, the price per Share set for the underlying securities that are offered for issue as part of the Listing;

•        in the case of a Sale Event, the price per Share set for the underlying securities that are to be sold as part of the Sale Event; and

•        in the case of a Qualifying Transaction, the price per Share set for the underlying securities that are to be issued as part of the Qualifying Transaction of which the Noteholder has a conversion discount of 22% to the determined market value.

The table below shows the movement of Convertible Notes during the respective periods.

	Consolidated
	30 June 2024	30 June 2023
	$	$
Opening convertible note balance	839,115	—
Convertible notes issued – received in cash	855,834	755,935
Convertible notes issued – accrued (owing)	(73,954)	73,954
Interest accrued	124,902	9,226
	1,745,897	839,115

There was no repayment of interest or loans/convertible notes during the period ended 30 June 2024 (30 June 2023: Nil).

Refer to note 33 for further information on related parties.